Expected credit loss measurement - Development of ECL allowances and provisions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	$ (1,165)	$ (1,468)	$ (1,029)
ECL movement with profit or loss impact
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	148	(694)
Net movement from new and derecognized transactions
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(59)	(28)
Net movement from new and derecognized transactions | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(7)	(2)
Net movement from new and derecognized transactions | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(7)	(3)
Net movement from new and derecognized transactions | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(13)	(32)
Net movement from new and derecognized transactions | SME clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(8)	(16)
Net movement from new and derecognized transactions | Other
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(24)	26
Net movement from new and derecognized transactions | Securities financing transactions REIT
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions		32
Net movement from new and derecognized transactions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	9
Net movement from new and derecognized transactions | Lombard
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions		23
Net movement from new and derecognized transactions | Financial intermediaries and hedge funds
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(21)	(20)
Book quality movements
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	163
Remeasurements with stage transfers
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(40)	(427)
Remeasurements with stage transfers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(9)	(19)
Remeasurements with stage transfers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(3)	(6)
Remeasurements with stage transfers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	2	(224)
Remeasurements with stage transfers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(27)	(43)
Remeasurements with stage transfers | Other
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(3)	(134)
Remeasurements with stage transfers | Securities financing transactions REIT
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions		(36)
Remeasurements with stage transfers | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	(12)
Remeasurements with stage transfers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions		(36)
Remeasurements with stage transfers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions		(59)
Remeasurements with stage transfers | Financial intermediaries and hedge funds
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	2
Remeasurements without stage transfers
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	203	(271)
Remeasurements without stage transfers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	33	(34)
Remeasurements without stage transfers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	30	(14)
Remeasurements without stage transfers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	44	(149)
Remeasurements without stage transfers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	53	(13)
Remeasurements without stage transfers | Other
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	44	(60)
Remeasurements without stage transfers | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	6	(18)
Remeasurements without stage transfers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions		(3)
Remeasurements without stage transfers | Financial intermediaries and hedge funds
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	27
Remeasurements without stage transfers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions		(12)
Model changes
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	45	32
Movements without profit or loss impact (write-off, FX and other)
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	154	254
Write offs / recoveries
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	137
Foreign exchange movements
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	18
Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(282)	(306)	(181)
Twelve-month expected credit losses | Positions that are not credit impaired | ECL movement with profit or loss impact
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	19	(112)
Twelve-month expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(72)	(90)
Twelve-month expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(10)	(3)
Twelve-month expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(11)	(5)
Twelve-month expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(21)	(29)
Twelve-month expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | SME clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(8)	(14)
Twelve-month expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Other
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(23)	(39)
Twelve-month expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Securities financing transactions REIT
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions		(1)
Twelve-month expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(1)	(1)
Twelve-month expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Lombard
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions		(6)
Twelve-month expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Financial intermediaries and hedge funds
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(18)	(15)
Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	8	45
Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	4	(2)
Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	1	3
Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(2)	34
Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	5	(1)
Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Other
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	11
Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Securities financing transactions REIT
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions		0
Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	1	7
Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions		0
Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions		0
Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Financial intermediaries and hedge funds
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(1)
Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	55	(88)
Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	8	(19)
Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	13	(4)
Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	5	(53)
Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(1)	0
Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Other
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	29	(11)
Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	8	(12)
Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions		6
Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Financial intermediaries and hedge funds
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	15
Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions		0
Twelve-month expected credit losses | Positions that are not credit impaired | Model changes
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	29	21
Twelve-month expected credit losses | Positions that are not credit impaired | Movements without profit or loss impact (write-off, FX and other)
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	5	(14)
Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(220)	(333)	(160)
Lifetime expected credit losses | Positions that are not credit impaired | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(71)
Lifetime expected credit losses | Positions that are not credit impaired | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(43)
Lifetime expected credit losses | Positions that are not credit impaired | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(55)
Lifetime expected credit losses | Positions that are not credit impaired | SME clients
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(30)
Lifetime expected credit losses | Positions that are not credit impaired | Other
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(1)
Lifetime expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(3)
Lifetime expected credit losses | Positions that are not credit impaired | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(11)
Lifetime expected credit losses | Positions that are not credit impaired | ECL movement with profit or loss impact
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	104	(154)
Lifetime expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	13	17
Lifetime expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	3	2
Lifetime expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	4	2
Lifetime expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	7	(4)
Lifetime expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | SME clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	(3)
Lifetime expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Other
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(2)	20
Lifetime expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Securities financing transactions REIT
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions		15
Lifetime expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	1	9
Lifetime expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Lombard
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions		0
Lifetime expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Financial intermediaries and hedge funds
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(4)	(5)
Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	(134)
Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(13)	(17)
Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(4)	(9)
Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	12	(83)
Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	4	(11)
Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Other
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	2	(14)
Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Securities financing transactions REIT
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions		(18)
Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(1)	(7)
Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions		0
Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions		0
Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Financial intermediaries and hedge funds
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	3
Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	74	(47)
Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	26	(8)
Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	13	(11)
Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	21	(17)
Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	1	(7)
Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Other
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	14	(4)
Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	1	(3)
Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions		0
Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Financial intermediaries and hedge funds
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	12
Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions		0
Lifetime expected credit losses | Positions that are not credit impaired | Model changes
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	16	11
Lifetime expected credit losses | Positions that are not credit impaired | Movements without profit or loss impact (write-off, FX and other)
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	9	(19)
Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(662)	(829)	(688)
Lifetime expected credit losses | Credit-impaired positions | ECL movement with profit or loss impact
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	25	(429)
Lifetime expected credit losses | Credit-impaired positions | Net movement from new and derecognized transactions
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	46
Lifetime expected credit losses | Credit-impaired positions | Net movement from new and derecognized transactions | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Credit-impaired positions | Net movement from new and derecognized transactions | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Credit-impaired positions | Net movement from new and derecognized transactions | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Credit-impaired positions | Net movement from new and derecognized transactions | SME clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Credit-impaired positions | Net movement from new and derecognized transactions | Other
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	46
Lifetime expected credit losses | Credit-impaired positions | Net movement from new and derecognized transactions | Securities financing transactions REIT
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions		17
Lifetime expected credit losses | Credit-impaired positions | Net movement from new and derecognized transactions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Credit-impaired positions | Net movement from new and derecognized transactions | Lombard
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions		29
Lifetime expected credit losses | Credit-impaired positions | Net movement from new and derecognized transactions | Financial intermediaries and hedge funds
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Credit-impaired positions | Remeasurements with stage transfers
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(49)	(338)
Lifetime expected credit losses | Credit-impaired positions | Remeasurements with stage transfers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Credit-impaired positions | Remeasurements with stage transfers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Credit-impaired positions | Remeasurements with stage transfers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(8)	(175)
Lifetime expected credit losses | Credit-impaired positions | Remeasurements with stage transfers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(36)	(31)
Lifetime expected credit losses | Credit-impaired positions | Remeasurements with stage transfers | Other
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(4)	(131)
Lifetime expected credit losses | Credit-impaired positions | Remeasurements with stage transfers | Securities financing transactions REIT
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions		(19)
Lifetime expected credit losses | Credit-impaired positions | Remeasurements with stage transfers | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	(11)
Lifetime expected credit losses | Credit-impaired positions | Remeasurements with stage transfers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions		(36)
Lifetime expected credit losses | Credit-impaired positions | Remeasurements with stage transfers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions		(59)
Lifetime expected credit losses | Credit-impaired positions | Remeasurements with stage transfers | Financial intermediaries and hedge funds
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0
Lifetime expected credit losses | Credit-impaired positions | Remeasurements without stage transfers
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	74	(136)
Lifetime expected credit losses | Credit-impaired positions | Remeasurements without stage transfers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(1)	(7)
Lifetime expected credit losses | Credit-impaired positions | Remeasurements without stage transfers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	3	1
Lifetime expected credit losses | Credit-impaired positions | Remeasurements without stage transfers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	17	(79)
Lifetime expected credit losses | Credit-impaired positions | Remeasurements without stage transfers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	53	(6)
Lifetime expected credit losses | Credit-impaired positions | Remeasurements without stage transfers | Other
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	2	(44)
Lifetime expected credit losses | Credit-impaired positions | Remeasurements without stage transfers | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(3)	(3)
Lifetime expected credit losses | Credit-impaired positions | Remeasurements without stage transfers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions		(9)
Lifetime expected credit losses | Credit-impaired positions | Remeasurements without stage transfers | Financial intermediaries and hedge funds
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0
Lifetime expected credit losses | Credit-impaired positions | Remeasurements without stage transfers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions		(12)
Lifetime expected credit losses | Credit-impaired positions | Model changes
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Credit-impaired positions | Movements without profit or loss impact (write-off, FX and other)
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	141	287
UBS AG
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(1,165)	(1,468)	(1,029)
UBS AG | ECL movement with profit or loss impact
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	148	(694)
UBS AG | Net movement from new and derecognized transactions
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(59)	(28)
UBS AG | Net movement from new and derecognized transactions | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(7)	(2)
UBS AG | Net movement from new and derecognized transactions | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(7)	(3)
UBS AG | Net movement from new and derecognized transactions | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(13)	(32)
UBS AG | Net movement from new and derecognized transactions | SME clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(8)	(16)
UBS AG | Net movement from new and derecognized transactions | Other
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(24)	26
UBS AG | Net movement from new and derecognized transactions | Securities financing transactions REIT
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions		32
UBS AG | Net movement from new and derecognized transactions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	9
UBS AG | Net movement from new and derecognized transactions | Lombard
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions		23
UBS AG | Net movement from new and derecognized transactions | Financial intermediaries and hedge funds
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(21)	(20)
UBS AG | Book quality movements
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	163
UBS AG | Remeasurements with stage transfers
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(40)	(427)
UBS AG | Remeasurements with stage transfers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(9)	(19)
UBS AG | Remeasurements with stage transfers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(3)	(6)
UBS AG | Remeasurements with stage transfers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	2	(224)
UBS AG | Remeasurements with stage transfers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(27)	(43)
UBS AG | Remeasurements with stage transfers | Other
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(3)	(134)
UBS AG | Remeasurements with stage transfers | Securities financing transactions REIT
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions		(36)
UBS AG | Remeasurements with stage transfers | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	(12)
UBS AG | Remeasurements with stage transfers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions		(36)
UBS AG | Remeasurements with stage transfers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions		(59)
UBS AG | Remeasurements with stage transfers | Financial intermediaries and hedge funds
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	2
UBS AG | Remeasurements without stage transfers
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	203	(271)
UBS AG | Remeasurements without stage transfers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	33	(34)
UBS AG | Remeasurements without stage transfers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	30	(14)
UBS AG | Remeasurements without stage transfers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	44	(149)
UBS AG | Remeasurements without stage transfers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	53	(13)
UBS AG | Remeasurements without stage transfers | Other
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	44	(60)
UBS AG | Remeasurements without stage transfers | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	6	(18)
UBS AG | Remeasurements without stage transfers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions		(3)
UBS AG | Remeasurements without stage transfers | Financial intermediaries and hedge funds
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	27
UBS AG | Remeasurements without stage transfers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions		(12)
UBS AG | Model changes
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	45	32
UBS AG | Movements without profit or loss impact (write-off, FX and other)
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	154	254
UBS AG | Write offs / recoveries
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	137
UBS AG | Foreign exchange movements
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	18
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(282)	(306)	(181)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | ECL movement with profit or loss impact
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	19	(112)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(72)	(90)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(10)	(3)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(11)	(5)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(21)	(29)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | SME clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(8)	(14)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Other
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(23)	(39)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Securities financing transactions REIT
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions		(1)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(1)	(1)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Lombard
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions		(6)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Financial intermediaries and hedge funds
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(18)	(15)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	8	45
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	4	(2)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	1	3
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(2)	34
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	5	(1)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Other
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	11
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Securities financing transactions REIT
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions		0
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	1	7
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions		0
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions		0
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Financial intermediaries and hedge funds
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(1)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	55	(88)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	8	(19)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	13	(4)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	5	(53)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(1)	0
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Other
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	29	(11)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	8	(12)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions		6
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Financial intermediaries and hedge funds
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	15
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions		0
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Model changes
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	29	21
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Movements without profit or loss impact (write-off, FX and other)
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	5	(14)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(220)	(333)	(160)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(71)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(43)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(55)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | SME clients
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(30)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Other
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(1)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(3)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(11)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | ECL movement with profit or loss impact
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	104	(154)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	13	17
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	3	2
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	4	2
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	7	(4)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | SME clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	(3)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Other
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(2)	20
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Securities financing transactions REIT
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions		15
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	1	9
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Lombard
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions		0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Financial intermediaries and hedge funds
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(4)	(5)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	(134)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(13)	(17)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(4)	(9)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	12	(83)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	4	(11)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Other
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	2	(14)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Securities financing transactions REIT
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions		(18)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(1)	(7)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions		0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions		0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Financial intermediaries and hedge funds
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	3
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	74	(47)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	26	(8)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	13	(11)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	21	(17)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	1	(7)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Other
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	14	(4)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	1	(3)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions		0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Financial intermediaries and hedge funds
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	12
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions		0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Model changes
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	16	11
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Movements without profit or loss impact (write-off, FX and other)
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	9	(19)
UBS AG | Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(662)	(829)	$ (688)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | ECL movement with profit or loss impact
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	25	(429)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Net movement from new and derecognized transactions
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	46
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Net movement from new and derecognized transactions | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Net movement from new and derecognized transactions | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Net movement from new and derecognized transactions | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Net movement from new and derecognized transactions | SME clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Net movement from new and derecognized transactions | Other
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	46
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Net movement from new and derecognized transactions | Securities financing transactions REIT
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions		17
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Net movement from new and derecognized transactions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Net movement from new and derecognized transactions | Lombard
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions		29
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Net movement from new and derecognized transactions | Financial intermediaries and hedge funds
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Remeasurements with stage transfers
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(49)	(338)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Remeasurements with stage transfers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Remeasurements with stage transfers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Remeasurements with stage transfers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(8)	(175)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Remeasurements with stage transfers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(36)	(31)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Remeasurements with stage transfers | Other
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(4)	(131)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Remeasurements with stage transfers | Securities financing transactions REIT
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions		(19)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Remeasurements with stage transfers | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	(11)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Remeasurements with stage transfers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions		(36)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Remeasurements with stage transfers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions		(59)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Remeasurements with stage transfers | Financial intermediaries and hedge funds
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Remeasurements without stage transfers
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	74	(136)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Remeasurements without stage transfers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(1)	(7)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Remeasurements without stage transfers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	3	1
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Remeasurements without stage transfers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	17	(79)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Remeasurements without stage transfers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	53	(6)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Remeasurements without stage transfers | Other
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	2	(44)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Remeasurements without stage transfers | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(3)	(3)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Remeasurements without stage transfers | Lombard
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions		(9)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Remeasurements without stage transfers | Financial intermediaries and hedge funds
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Remeasurements without stage transfers | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions		(12)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Model changes
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Movements without profit or loss impact (write-off, FX and other)
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	$ 141	$ 287